Common Stock Warrants - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Equity [Abstract]
Number of Shares, Warrants Outstanding Beginning	44,806,076	12,108,743
Number of Shares, Warrants Issued	513,567	17,500,000	35,888,624
Number of Shares, Warrants Outstanding and Exercisable Ending	45,319,643	29,608,743	44,806,076
Weighted Average Exercise Price Outstanding	$ 0.78	$ 1.38
Weighted Average Exercise Price Warrants Issued	0.75	0.75	$ 0.73
Weighted Average Exercise Price Outstanding and Exercisable	$ 0.78	$ 1.00	$ 0.78
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	4 years 7 months 2 days	2 years 7 months 6 days	1 year 6 months 10 days
Weighted Average Remaining Contractual Life Warrants Outstanding, Issued	6 years 1 month 16 days	2 years 10 months 3 days	5 years 4 months 9 days
Weighted Average Remaining Contractual Life Warrants Outstanding and Exercisable	4 years 7 months 10 days	2 years 7 months 17 days	4 years 7 months 2 days